1418588

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED

OMB APPROVAL
OMB Number: 3235-0076
Expires: April 30, 2008
Estimated average burden hours per response.. 16.00

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)
QSpex Technologies, Inc. Offering

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

PROCESSED
NOV 19 2007
THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
QSpex Technologies, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)
1525 Bluegrass Lakes Parkway Alpharetta, GA 30004

Telephone Number (Including Area Code)
(404) 643-7866

Address of Principal Business Operations (Number and Street, City, State, Zip Code)
(if different from Executive Offices)
N/A

Telephone Number (Including Area Code)

Brief Description of Business
Manufacture of automated spectacle lens manufacturing equipment

Type of Business Organization

[X] corporation
[ ] limited partnership, already formed
[ ] other (p
[ ] business trust
[ ] limited partnership, to be formed

07083526

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[1] [0]	[0] [7]	[X] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [D] [E]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Check Box(es) that Apply: [] Promoter [] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Bergbauer, Katrina

Business or Residence Address (Number and Street, City, State, Zip Code)
1525 Bluegrass Lakes Parkway Alpharetta, GA 30004

Check Box(es) that Apply: [] Promoter [] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Michael Owen

Business or Residence Address (Number and Street, City, State, Zip Code)
275 McCollum Drive Canton, GA 30115

Check Box(es) that Apply: [] Promoter [] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
David Milam

Business or Residence Address (Number and Street, City, State, Zip Code)
275 McCollum Drive Canton, GA 30115

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Salaries and fees	[ ]	[ ]
Purchase of real estate	[ ]	[ ]
Purchase, rental or leasing and installation of machinery and equipment	[ ]	[ ]
Construction or leasing of plant buildings and facilities........	[ ]	[ ]
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ]	[ ]
Repayment of indebtedness	[ ]	[ ]
Working capital	[ ]	[X] $ 1,395,000
Other (specify):		
Surrender of certain receivables	[X] $391,826	[ ]
Assignment of intellectual property	[X] $ 36,312	
Column Totals	[X] $428,138	[X] $ 1,395,000
Total Payments Listed (column totals added)	[X] $ 1,823,138	

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA		X	$1,500,000 in shares of Series A Preferred Stock; $428,138 in shares of Common Stock	2	$ 1,696,138	N/A	N/A		X
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									
NC									
ND									
NE									
NH									

NJ									
NM									
NV									
NY									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

END